CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 709,725	$ 4,162,548	$ 1,971,923
Accounts receivable, net	11,601,025	1,571,226	780,939
Inventory	12,554	223,048	39,075
Prepaid expenses and other current assets	1,136,401	1,645,037	80,721
Prepaid income tax	19,648	17,806	119,933
License content assets - current	420,789	850,263	454,000
Deferred offering costs	540,108
Note receivable - current			10,215
Total current assets	14,440,250	8,469,928	3,456,806
Non-current assets
Deposits	63,879	34,289	19,831
License content assets - non current	36,797	365,360	246,280
Equipment, net	884,492	38,936	30,079
Operating lease right-of-use assets	118,375	237,094
Intangible assets, net	618,444	702,778	963,109
Note receivable			97,975
Goodwill	1,970,321	1,970,321	583,086
Total assets	18,132,558	11,818,706	5,779,103
Current liabilities
Accounts payable	3,739,527	1,147,585	253,677
Accrued liabilities	5,707,627	434,858
Accrued royalties	3,316,708	633,463
Payable on acquisition	250,125	250,125	250,125
License content liabilities - current	50,250	985,000	454,000
Note payable - current		25,714	121,410
Deferred Income	144,079	191,331	101,613
Convertible debt related party - current, net	2,075,692	530,226
Convertible debt - current, net	602,581		415,704
Lease liability - current	119,178	167,101	146,153
Total current liabilities	16,005,767	4,365,403	2,491,711
Non-current liabilities
Convertible debt - related party, less current portion, net		2,458,194
Convertible debt, less current portion, net	142,714	404,319	1,239,677
Note payable - non-current		460,924
Derivative liability	893,925	1,058,633
Non-revolving line of credit, related party	2,203,064
Non-revolving line of credit	1,316,246
Lease liability		75,530	242,245
Total non-current liabilities	4,555,949	4,457,600	2,338,811
Total liabilities	20,561,716	8,823,003	4,830,522
Commitments and contingencies (Note 13)
Stockholders' equity (deficit)
Series B Convertible Preferred stock, $0.0001 par value, 3,333,334 shares authorized, 0 and 200,000 shares issued and outstanding as of June 30, 2022 and September 30, 2021, respectively. Liquidation preference of $1.50 per share before any payment to Series A Preferred or Common stock		20
Common Stock, $0.0001 par value, 105,555,555 shares authorized, 51,179,865 and 42,438,905 shares issued and outstanding as of June 30, 2022 and September 30, 2021, respectively	5,118	4,449	3,811
Common stock subscribed and not yet issued			135,144
Additional paid in capital	79,329,250	69,833,650	36,677,523
Accumulated deficit	(81,763,526)	(66,842,416)	(35,867,920)
Total stockholders' equity (deficit)	(2,429,158)	2,995,703	948,578
Total liabilities and stockholders' equity (deficit)	$ 18,132,558	11,818,706	5,779,103
Preferred Stock Class B
Stockholders' equity (deficit)
Series B Convertible Preferred stock, $0.0001 par value, 3,333,334 shares authorized, 0 and 200,000 shares issued and outstanding as of June 30, 2022 and September 30, 2021, respectively. Liquidation preference of $1.50 per share before any payment to Series A Preferred or Common stock		$ 20	20
Preferred Stock Class A
Stockholders' equity (deficit)
Series B Convertible Preferred stock, $0.0001 par value, 3,333,334 shares authorized, 0 and 200,000 shares issued and outstanding as of June 30, 2022 and September 30, 2021, respectively. Liquidation preference of $1.50 per share before any payment to Series A Preferred or Common stock			$ 3